Fair Value (Details 1) (Significant Unobservable Inputs (Level 3) [Member], Fair Value on recurring basis [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation
Beginning balance	$ 790
Included in earnings-other than temporary impairment	(38)	(379)
Included in earnings-gain on sale	81
Included in other comprehensive income other than temporary impairment
Sales	(807)
Acquired in acquisitions		1,169
Transfer in to Level 3
Ending balance	26	790
Industrial Revenue Bond [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation
Beginning balance	3,750
Included in earnings-other than temporary impairment
Included in earnings-gain on sale
Included in other comprehensive income other than temporary impairment	50
Sales
Acquired in acquisitions
Transfer in to Level 3		3,750
Ending balance	3,800	3,750
Collateralized Debt Obligations [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation
Beginning balance	328	795
Included in earnings-other than temporary impairment		(237)
Included in earnings-gain on sale	32
Included in other comprehensive income other than temporary impairment	19	(280)
Sales	(82)
Acquired in acquisitions		50
Transfer in to Level 3
Ending balance	$ 297	$ 328